Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Preferred shares, shares outstanding	70,002	9,995,739
Common shares, shares outstanding	99,342,718	53,808,461